Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI EAFE Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol EAFE ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.9%
Aurizon Holdings Ltd.	10,493,314	$27,780,871
AusNet Services	10,545,393	14,811,008
Australia & New Zealand Banking Group Ltd.	736,668	9,730,887
Brambles Ltd.	1,295,362	8,723,718
Cochlear Ltd.	45,917	6,841,791
Commonwealth Bank of Australia	1,009,870	48,947,697
CSL Ltd.	150,019	30,294,695
Dexus	985,089	5,956,216
Insurance Australia Group Ltd.	3,303,774	11,066,762
Medibank Pvt Ltd.	6,618,811	12,410,323
National Australia Bank Ltd.	737,516	9,633,325
Newcrest Mining Ltd.	1,882,112	38,646,901
Ramsay Health Care Ltd.	251,052	10,992,386
Sonic Healthcare Ltd.	2,565,704	62,737,493
Suncorp Group Ltd.	1,096,216	6,320,205
Telstra Corp. Ltd.	10,749,142	20,230,212
Transurban Group	4,875,747	46,086,960
Wesfarmers Ltd.	3,014,991	97,310,091
Westpac Banking Corp.	1,367,249	17,196,301
Woolworths Group Ltd.	3,854,772	103,299,662

		589,017,504

Belgium — 2.3%
Etablissements Franz Colruyt NV	878,584	52,010,110
Groupe Bruxelles Lambert SA	966,124	79,092,343
Proximus SADP	2,217,012	43,114,592
UCB SA	543,341	53,607,519

		227,824,564

Denmark — 4.3%
Carlsberg AS, Class B	347,889	44,034,171
Chr Hansen Holding A/S	72,490	7,301,795
Coloplast A/S, Class B	910,672	132,908,001
DSV PANALPINA A/S	50,737	8,216,100
Genmab A/S(a)	67,890	22,614,244
H Lundbeck A/S	201,218	5,666,827
Novo Nordisk A/S, Class B	1,601,791	102,889,844
Orsted A/S(b)	329,423	52,288,547
Tryg A/S	1,874,413	51,996,562

		427,916,091

Finland — 1.5%
Elisa OYJ	1,284,470	63,200,090
Neste OYJ	161,698	8,415,649
Nokia OYJ(a)	2,713,172	9,165,267
Sampo OYJ, Class A	1,778,444	67,120,475

		147,901,481

France — 5.8%
Aeroports de Paris	202,650	19,805,161
Air Liquide SA	409,673	59,889,527
Alstom SA(a)	538,109	24,119,880
BioMerieux	34,448	5,128,197
Danone SA	645,539	35,642,704
EssilorLuxottica SA(a)	280,089	34,648,975
Eurazeo SE(a)	103,620	4,712,195
Getlink SE(a)	1,406,246	18,903,269
Hermes International	129,243	120,288,367
L’Oreal SA(c)	156,626	50,665,176
Orange SA	5,493,365	61,621,826
Pernod Ricard SA	239,215	38,565,087

Security	Shares	Value

France (continued)
Sanofi	921,839	$83,080,192
Thales SA	278,480	18,126,762

		575,197,318

Germany — 4.0%
adidas AG(a)	40,762	12,107,807
Beiersdorf AG	496,889	52,034,201
Deutsche Boerse AG	198,350	29,192,902
Deutsche Telekom AG, Registered	6,340,828	96,536,462
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	107,913	3,899,289
Hannover Rueck SE	384,978	55,920,646
Henkel AG & Co. KGaA	248,003	22,432,011
Knorr-Bremse AG	285,557	33,073,493
Merck KGaA	333,416	49,382,449
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	76,141	17,809,515
Siemens Healthineers AG(b)	293,154	12,585,256
Symrise AG	75,203	9,272,479
Telefonica Deutschland Holding AG	1,805,667	4,557,917

		398,804,427

Hong Kong — 7.5%
BeiGene Ltd., ADR(a)(c)	28,392	8,418,796
BOC Hong Kong Holdings Ltd.	3,277,000	9,085,347
CK Infrastructure Holdings Ltd.	6,720,500	31,631,592
CLP Holdings Ltd.	12,341,000	113,466,192
Dairy Farm International Holdings Ltd.(c)	5,246,700	19,780,059
Hang Seng Bank Ltd.(c)	2,787,300	42,843,660
HK Electric Investments & HK Electric Investments Ltd.	41,040,500	41,755,746
HKT Trust & HKT Ltd.	49,405,349	63,836,386
Hong Kong & China Gas Co. Ltd.	61,644,761	88,553,955
Jardine Matheson Holdings Ltd.	930,800	41,318,212
Jardine Strategic Holdings Ltd.	1,616,000	35,051,040
Link REIT	3,752,500	28,573,747
MTR Corp. Ltd.	16,555,248	81,870,541
PCCW Ltd.(c)	65,944,000	39,626,690
Power Assets Holdings Ltd.	19,381,000	99,593,525

		745,405,488

Ireland — 1.2%
Kerry Group PLC, Class A	825,750	98,784,509
Kingspan Group PLC(a)	295,923	25,801,226

		124,585,735

Israel — 1.6%
Azrieli Group Ltd.	92,254	4,357,326
Bank Hapoalim BM	5,502,761	32,290,317
Bank Leumi Le-Israel BM	8,108,082	38,438,773
Check Point Software Technologies Ltd.(a)(c)	159,703	18,135,873
Elbit Systems Ltd.	43,675	4,950,073
Isracard Ltd.	1	3
Mizrahi Tefahot Bank Ltd.	1,734,436	33,918,900
Nice Ltd.(a)	105,763	24,228,687

		156,319,952

Italy — 1.7%
Assicurazioni Generali SpA	1,957,586	26,246,173
DiaSorin SpA	263,034	57,755,462
Enel SpA	1,658,127	13,199,655
Recordati Industria Chimica e Farmaceutica SpA	330,525	17,129,179
Snam SpA	8,774,426	42,825,511
Terna Rete Elettrica Nazionale SpA	2,055,937	13,899,751

		171,055,731

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol EAFE ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 30.3%
ABC-Mart Inc.	513,000	$26,057,299
Ajinomoto Co. Inc.	1,280,700	25,696,081
ANA Holdings Inc.(a)	1,784,900	38,757,633
Asahi Group Holdings Ltd.	684,900	21,115,675
Asahi Intecc Co. Ltd.	411,900	12,746,284
Astellas Pharma Inc.	331,500	4,550,435
Bandai Namco Holdings Inc.	171,600	12,764,125
Bridgestone Corp.	644,000	20,883,490
Calbee Inc.	174,200	5,332,313
Canon Inc.	3,115,900	53,665,372
Central Japan Railway Co.	198,500	23,896,332
Chugai Pharmaceutical Co. Ltd.	2,997,300	115,287,386
Chugoku Electric Power Co. Inc. (The)	4,246,300	53,413,856
Daiwa House REIT Investment Corp.	27,425	63,459,991
East Japan Railway Co.	987,600	51,552,833
Fast Retailing Co. Ltd.	12,300	8,554,936
FUJIFILM Holdings Corp.	412,800	20,999,334
Hankyu Hanshin Holdings Inc.	425,800	12,952,401
Hikari Tsushin Inc.	82,700	19,310,379
Japan Airlines Co. Ltd.(a)	1,783,300	30,995,371
Japan Post Bank Co. Ltd.	6,429,600	51,109,600
Japan Post Holdings Co. Ltd.	10,316,900	70,552,438
Japan Real Estate Investment Corp.	7,693	37,677,597
Japan Tobacco Inc.	2,286,300	43,084,092
Kamigumi Co. Ltd.	420,900	7,504,856
Kao Corp.	228,200	16,197,092
KDDI Corp.	1,712,000	45,731,395
Keihan Holdings Co. Ltd.	626,200	23,720,605
Keio Corp.	539,100	31,199,110
Keisei Electric Railway Co. Ltd.	269,800	7,523,120
Keyence Corp.	166,800	75,390,281
Kintetsu Group Holdings Co. Ltd.	1,544,600	61,464,856
Kirin Holdings Co. Ltd.	394,300	7,087,141
Kyowa Kirin Co. Ltd.	305,800	7,576,258
Kyushu Electric Power Co. Inc.	1,252,600	10,496,246
Kyushu Railway Co.	2,369,100	50,287,286
Lawson Inc.	776,600	35,695,074
Maruichi Steel Tube Ltd.	199,100	4,551,837
McDonald’s Holdings Co. Japan Ltd.	1,055,600	49,982,973
MEIJI Holdings Co. Ltd.	479,600	34,683,145
Mitsubishi Heavy Industries Ltd.	202,900	4,336,905
Mizuho Financial Group Inc.	5,057,720	61,999,887
MonotaRO Co. Ltd.	536,900	29,787,832
MS&AD Insurance Group Holdings Inc.	274,300	7,463,615
Nagoya Railroad Co. Ltd.	2,012,200	53,432,822
NEC Corp.	1,101,200	55,302,277
NH Foods Ltd.	156,100	6,376,000
Nippon Building Fund Inc.	14,232	71,881,538
Nippon Paint Holdings Co. Ltd.	865,400	77,732,026
Nippon Prologis REIT Inc.	27,436	90,281,079
Nippon Telegraph & Telephone Corp.	3,024,700	63,537,796
Nissin Foods Holdings Co. Ltd.	170,400	14,735,183
Nitori Holdings Co. Ltd.	232,200	47,865,984
NTT DOCOMO Inc.	4,888,500	181,763,913
Obic Co. Ltd.	38,300	6,796,107
Odakyu Electric Railway Co. Ltd.	987,100	23,728,547
Olympus Corp.	359,100	6,832,312
Ono Pharmaceutical Co. Ltd.	1,157,100	32,895,554
Oracle Corp. Japan	95,200	9,525,464
Oriental Land Co. Ltd.	615,700	85,899,986

Security	Shares	Value

Japan (continued)
Osaka Gas Co. Ltd.	358,500	$6,796,891
Pan Pacific International Holdings Corp.	1,126,900	23,952,284
PeptiDream Inc.(a)	845,800	39,037,545
Santen Pharmaceutical Co. Ltd.	1,150,600	20,438,724
Secom Co. Ltd.	808,700	68,036,316
Seibu Holdings Inc.	858,000	8,552,095
Sekisui House Ltd.	1,450,700	23,958,614
Seven & i Holdings Co. Ltd.	937,500	28,508,824
Seven Bank Ltd.	1,853,200	4,236,797
SG Holdings Co. Ltd.	3,768,600	90,664,138
Shimamura Co. Ltd.	312,500	33,240,865
Shimano Inc.	76,100	17,299,756
Shionogi & Co. Ltd.	400,000	18,840,635
Softbank Corp.	1,793,900	20,806,426
Sohgo Security Services Co. Ltd.	136,200	6,325,340
Suntory Beverage & Food Ltd.	1,341,700	46,203,559
Sysmex Corp.	150,000	14,061,603
Takeda Pharmaceutical Co. Ltd.	388,600	12,040,132
Tobu Railway Co. Ltd.	1,135,100	32,085,522
Toho Co. Ltd.	315,000	12,444,519
Tokio Marine Holdings Inc.	333,900	14,880,812
Tokyo Gas Co. Ltd.	931,200	21,070,916
Tokyu Corp.	360,500	4,258,824
Toyo Suisan Kaisha Ltd.	1,174,400	58,416,683
Tsuruha Holdings Inc.	77,100	10,782,495
USS Co. Ltd.	331,300	6,053,023
Welcia Holdings Co. Ltd.	1,188,400	46,608,380
West Japan Railway Co.	1,029,700	43,930,189
Yamada Holdings Co. Ltd.	9,724,600	47,255,565
Yamazaki Baking Co. Ltd.	395,100	6,485,475

		3,012,954,302

Netherlands — 2.4%
Davide Campari-Milano NV	648,410	6,770,510
Heineken Holding NV	100,405	7,760,078
Heineken NV	223,574	19,844,771
Koninklijke Ahold Delhaize NV	2,380,643	65,417,212
Koninklijke KPN NV	4,489,913	12,133,769
Koninklijke Vopak NV	260,513	13,543,350
QIAGEN NV(a)	573,705	27,245,775
Unilever NV	868,064	49,092,008
Wolters Kluwer NV	501,139	40,617,431

		242,424,904

New Zealand — 0.8%
Auckland International Airport Ltd.(a)	5,353,335	24,766,137
Fisher & Paykel Healthcare Corp. Ltd.	699,291	16,175,652
Meridian Energy Ltd.	4,671,321	16,362,565
Spark New Zealand Ltd.	7,786,185	23,105,048

		80,409,402

Norway — 1.2%
Gjensidige Forsikring ASA	949,189	18,002,999
Mowi ASA	876,392	13,812,170
Orkla ASA	4,891,129	46,092,668
Telenor ASA	2,418,895	37,249,391

		115,157,228

Singapore — 2.9%
Ascendas REIT	4,204,636	8,868,071
CapitaLand Mall Trust	11,754,700	14,892,443
DBS Group Holdings Ltd.	1,536,000	22,890,956
Oversea-Chinese Banking Corp. Ltd.(c)	5,402,999	33,316,186

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol EAFE ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.(c)	8,032,799	$19,942,284
Singapore Exchange Ltd.	7,001,800	44,405,410
Singapore Technologies Engineering Ltd.	18,357,700	46,919,350
Singapore Telecommunications Ltd.(c)	31,014,000	46,106,496
United Overseas Bank Ltd.	1,931,800	26,865,531
Wilmar International Ltd.	7,062,700	20,895,868

		285,102,595

Spain — 1.1%
Aena SME SA(a)(b)	140,606	18,933,526
Endesa SA	1,261,827	33,820,985
Iberdrola SA	1,847,458	21,789,107
Red Electrica Corp. SA	1,901,802	33,506,611

		108,050,229

Sweden — 0.9%
ICA Gruppen AB	742,658	35,150,718
Telefonaktiebolaget LM Ericsson, Class B	2,573,827	28,707,476
Telia Co. AB	7,229,519	27,712,283

		91,570,477

Switzerland — 14.6%
Alcon Inc.(a)	92,899	5,280,713
Baloise Holding AG, Registered	360,143	49,234,540
Barry Callebaut AG, Registered	17,176	35,474,516
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8,142	64,581,681
Chocoladefabriken Lindt & Spruengli AG, Registered	361	31,233,757
EMS-Chemie Holding AG, Registered	129,933	114,261,086
Geberit AG, Registered	58,015	33,041,111
Givaudan SA, Registered	38,760	157,991,774
Kuehne + Nagel International AG, Registered	268,359	53,610,314
Logitech International SA, Registered	485,676	40,907,956
Nestle SA, Registered	1,330,891	149,707,994
Novartis AG, Registered	1,386,665	108,158,508
Partners Group Holding AG	37,069	33,431,057
Roche Holding AG, NVS	403,600	129,792,265
Schindler Holding AG, Registered	258,506	66,392,791
SGS SA, Registered	2,162	5,404,115
Sonova Holding AG, Registered(a)	100,239	23,787,008
Swiss Life Holding AG, Registered	70,533	23,717,496
Swiss Prime Site AG, Registered	516,270	43,428,528
Swiss Re AG	245,080	17,578,484
Swisscom AG, Registered	289,154	147,108,734
Zurich Insurance Group AG	374,476	124,205,667

		1,458,330,095

United Kingdom — 9.2%
Admiral Group PLC	1,882,196	66,926,202
Associated British Foods PLC	248,847	5,461,863
AstraZeneca PLC	645,242	64,791,593
BAE Systems PLC	4,462,098	22,904,892
British American Tobacco PLC	256,446	8,117,195
Bunzl PLC	596,204	18,501,407

Security	Shares	Value

United Kingdom (continued)
Croda International PLC	257,379	$20,080,617
Diageo PLC	2,774,064	89,635,774
Direct Line Insurance Group PLC	14,887,674	50,723,138
Experian PLC	791,363	28,824,463
GlaxoSmithKline PLC	4,960,813	82,860,353
Halma PLC	285,123	8,729,967
HSBC Holdings PLC	7,457,376	31,294,376
Imperial Brands PLC	725,233	11,477,773
National Grid PLC	8,904,343	105,807,397
Ocado Group PLC(a)	686,791	20,211,358
Reckitt Benckiser Group PLC	252,616	22,211,015
RELX PLC	3,128,774	61,795,102
Rentokil Initial PLC(a)	971,783	6,609,273
RSA Insurance Group PLC	1,053,172	5,768,380
Sage Group PLC (The)	1,025,367	8,426,784
Severn Trent PLC	630,371	19,806,199
Smith & Nephew PLC	3,129,205	54,075,634
Tesco PLC	3,748,666	9,960,639
Unilever PLC	1,153,891	65,706,863
United Utilities Group PLC	1,177,542	13,145,802
Wm Morrison Supermarkets PLC	7,767,260	16,360,161

		920,214,220

Total Common Stocks — 99.2% (Cost: $9,984,632,687)		9,878,241,743

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	61,220,689	61,263,543
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	2,250,000	2,250,000

		63,513,543

Total Short-Term Investments — 0.7% (Cost: $63,453,814)		63,513,543

Total Investments in Securities — 99.9% (Cost: $10,048,086,501)		9,941,755,286

Other Assets, Less Liabilities — 0.1%		14,039,607

Net Assets — 100.0%		$9,955,794,893

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol EAFE ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$123,256,674	$—		$(61,948,472	)(a)	$(28,736)	$(15,923)	$61,263,543	61,220,689	$155,026	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,170,000	80,000	(a)	—		—	—	2,250,000	2,250,000	480		—

						$(28,736)	$(15,923)	$63,513,543		$155,506		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
2-Year U.S. Treasury Note	69	12/31/20	$15,238	$(4,030)
ASX SPI 200 Index	137	12/17/20	14,167	(99,605)
Euro STOXX 50 Index	364	12/18/20	12,546	(1,287,723)
FTSE 100 Index	151	12/18/20	10,863	(753,764)
TOPIX Index	137	12/10/20	20,614	(478,457)

				(2,623,579)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,878,241,743	$—	$—	$9,878,241,743
Money Market Funds	63,513,543	—	—	63,513,543

	$9,941,755,286	$—	$—	$9,941,755,286

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,623,579)	$—	$—	$(2,623,579)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4